UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08824

Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY FUND OF FUNDS, INC.
Schedule of Investments March 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

MUTUAL FUNDS (97.4%)

American Capital World Growth & Income Fund Class A	25,195	$1,076,833
Davis New York Venture Class A	26,508	1,030,882
Dodge & Cox Stock Fund Class N	13,067	2,016,222
Fidelity Dividend Growth Fund Class N	16,774	532,730
American Growth Fund of America Class A	24,244	808,048
*Legg Mason Value Trust Class N	3,332	238,457
MFS Value Fund Class A	28,467	776,308
Mairs and Power Growth Fund Class N	7,786	607,440
Mutual Beacon Fund Class A	37,996	656,956
T. Rowe Price Equity Income Fund Class N	20,187	594,502
T. Rowe Price New Era Fund Class N	14,913	724,332
Templeton World Fund Class A	24,231	473,965
Templeton Growth Fund Class A	31,402	811,433
Vanguard Capital Opportunity Fund Class N	18,994	692,515
Washington Mutual Investors Class A	15,922	557,572

TOTAL MUTUAL FUNDS (COST: $10,177,813)		$11,598,195

SHORT-TERM SECURITIES (2.2%)	Shares
Wells Fargo Avantage Investment Money Market (COST: $261,893)	261,893	$261,893

TOTAL INVESTMENTS IN SECURITIES (COST: $10,439,706)		$11,860,088
OTHER ASSETS LESS LIABILITIES		45,202

NET ASSETS		$11,905,290

* Indicates mutual fund is non-income producing.

Note: INVESTMENT IN SECURITIES

At March 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,439,706.  The net unrealized appreciation of investments based on the cost was $1,420,382, which is comprised of $1,439,424 aggregate gross unrealized appreciation and $19,042 aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Fund of Funds, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 29, 2007

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: May 29, 2007